SHARE-BASED COMPENSATION - Summary of activities of the Service-based RSUs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unvested	45,704,350	47,961,100
Granted	9,850,000	55,988,000
Vested	(10,326,250)	(12,908,750)
Forfeited	(20,306,000)	(45,336,000)
Unvested	24,922,100	45,704,350
Weighted Average Grant Date Fair Value, Unvested	$ 0.45	$ 0.63
Weighted Average Grant Date Fair Value, Granted	0.63	0.21
Weighted Average Grant Date Fair Value, Unvested	$ 0.45	$ 0.45